Warrants (Details)	6 Months Ended
Apr. 30, 2024 shares
April 2023 Warrants [Member]
Share Purchase Warrants [Line Items]
Warrants converted into share	697,520
September 2023 Warrant [Member]
Share Purchase Warrants [Line Items]
Warrants converted into share	755,757